UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22049
Investment Company Act File Number
International Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio	as of July 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 13.1%

	Principal
Security	Amount		Value
Australia — 0.3%
Commonwealth of Australia, 5.75%, 6/15/11	AUD	177,000	$161,804
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	140,292
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	144,445

Total Australia (identified cost $393,108)			$446,541

Brazil — 0.2%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	283,273	$159,032
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	250,000	130,571

Total Brazil (identified cost $277,615)			$289,603

Canada — 1.5%
Canada Housing Trust, 2.20%, 3/15/14	CAD	135,000	$131,226
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	881,000	895,834
Canada Housing Trust, 3.75%, 3/15/20	CAD	665,000	659,980
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	214,000	217,547
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	488,797

Total Canada (identified cost $2,218,224)			$2,393,384

Chile — 0.9%
Government of Chile, 2.10%, 9/1/15(1)	CLP	42,455,140	$81,228
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	76,951
Government of Chile, 6.00%, 3/1/18	CLP	665,000,000	1,279,084

Total Chile (identified cost $1,425,119)			$1,437,263

Congo — 0.0%
Republic of Congo, 3.00%, 6/30/29	USD	64,600	$37,307

Total Congo (identified cost $25,843)			$37,307

Costa Rica — 0.0%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	23,860,004	$35,658
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	2,619,644	4,542

Total Costa Rica (identified cost $58,784)			$40,200

Czech Republic — 0.9%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,372,587

Total Czech Republic (identified cost $1,518,994)			$1,372,587

Denmark — 0.5%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$41,314
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	194,503
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	182,887

	Principal
Security	Amount		Value
Kingdom of Denmark, 6.00%, 11/15/11	DKK	460,000	$85,767
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	201,537

Total Denmark (identified cost $702,103)			$706,008

Georgia — 0.1%
Republic of Georgia, 7.50%, 4/15/13	USD	115,000	$119,542

Total Georgia (identified cost $83,312)			$119,542

Israel — 0.2%
Israeli Government Bond, 3.00%, 10/31/19(1)	ILS	326,713	$96,583
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	862,399	275,675

Total Israel (identified cost $358,398)			$372,258

Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$215,488

Total Macedonia (identified cost $170,499)			$215,488

Netherlands — 0.7%
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$513,044
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	304,298
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	298,107

Total Netherlands (identified cost $1,093,438)			$1,115,449

Poland — 0.2%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,069,223	$343,045

Total Poland (identified cost $329,917)			$343,045

Slovakia — 2.1%
Slovakia Government Bond, 0.00%, 1/27/12	EUR	2,600,000	$3,308,671

Total Slovakia (identified cost $3,102,952)			$3,308,671

South Africa — 0.6%
Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$922,987

Total South Africa (identified cost $889,694)			$922,987

Sweden — 0.6%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$824,663
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	64,177

Total Sweden (identified cost $869,150)			$888,840

Taiwan — 1.9%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	97,200,000	$3,029,521

Total Taiwan (identified cost $3,027,572)			$3,029,521

	Principal
Security	Amount		Value
Turkey — 0.9%
Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	407,145	$321,458
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	564,448	416,071
Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	896,582	745,665

Total Turkey (identified cost $1,166,781)			$1,483,194

United Kingdom — 1.2%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$367,192
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	499,250
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	537,355
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	469,001

Total United Kingdom (identified cost $2,147,397)			$1,872,798

Uruguay — 0.2%
Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,238,920	$275,331

Total Uruguay (identified cost $226,053)			$275,331

Total Foreign Government Bonds (identified cost $20,084,953)			$20,670,017

Collateralized Mortgage Obligations — 3.5%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp. :
Series 2127, Class PG, 6.25%, 2/15/29	$608,194	$654,514
Federal National Mortgage Association :
Series 1991-139, Class PN, 7.50%, 10/25/21	773,411	891,725
Series 2001-31, Class ZA, 6.00%, 7/25/31	2,217,400	2,461,240
Series 2009-62, Class WA, 5.55%, 8/25/39(3)	1,284,456	1,406,971

Total Collateralized Mortgage Obligations (identified cost $5,175,075)		$5,414,450

Mortgage Pass-Throughs — 12.5%

	Principal
Security	Amount	Value
Federal National Mortgage Association:
3.075%, with maturity at 2035(4)(5)	$1,774,362	$1,829,261
4.524%, with maturity at 2035(4)	1,981,556	2,113,131
6.00%, with maturity at 2019	296,068	324,756
6.50%, with various maturities to 2036	4,585,346	5,145,490
7.00%, with various maturities to 2033	2,311,734	2,654,093
7.50%, with maturity at 2035	792,495	917,576
8.50%, with maturity at 2032	716,336	827,173

		$13,811,480

Government National Mortgage Association:
7.00%, with various maturities to 2035	$2,724,671	$3,158,110
8.00%, with maturity at 2016	975,405	1,041,576

	Principal
Security	Amount	Value
9.00%, with various maturities to 2024	$1,434,733	$1,711,760

		$5,911,446

Total Mortgage Pass-Throughs (identified cost $18,814,538)		$19,722,926

Common Stocks — 0.1%

Security	Shares	Value
China — 0.1%
Air China, Ltd., Class H(6)	3,300	$3,813
Aluminum Corp. of China Ltd., Class H(6)	5,900	5,217
China COSCO Holdings Co., Ltd., Class H(6)	3,800	4,264
China Oilfield Services, Ltd., Class H	2,300	3,013
China Petroleum & Chemical Corp., Class H	25,000	20,175
China Shipping Container Lines Co., Ltd., Class H(6)	5,300	1,959
Datang International Power Generation Co., Ltd., Class H	4,900	2,111
Huaneng Power International, Inc., Class H	4,500	2,623
Jiangxi Copper Co., Ltd., Class H	2,100	4,684
PetroChina Co., Ltd., Class H	31,400	35,877
Shanghai Electric Group Co., Ltd., Class H(6)	4,400	2,080
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,500	1,373
Yanzhou Coal Mining Co., Ltd., Class H	2,900	6,241
Zijin Mining Group Co., Ltd., Class H	6,000	3,884

Total China (identified cost $95,209)		$97,314

Total Common Stocks (identified cost $95,209)		$97,314

Precious Metals — 3.0%

	Troy
Description	Ounce	Value
Gold	1,947	$2,299,316
Silver	135,008	2,426,765

Total Precious Metals (identified cost $4,769,944)		$4,726,081

Short-Term Investments — 65.8%

Foreign Government Securities — 49.1%

	Principal
	Amount
Security	(000s omitted)		Value
Azerbaijan — 0.6%
Azerbaijan Promissory Note, 7.00%, 6/20/11	AZN	804	$1,000,311

Total Azerbaijan (identified cost $1,000,000)			$1,000,311

Brazil — 1.1%
Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	3,200	$1,650,118

Total Brazil (identified cost $1,602,982)			$1,650,118

	Principal
	Amount
Security	(000s omitted)		Value
Canada — 1.4%
Canada Housing Trust, 3.55%, 9/15/10(2)	CAD	1,130	$1,102,674
Canada Housing Trust, 4.05%, 3/15/11(2)	CAD	1,120	1,109,498

Total Canada (identified cost $2,152,509)			$2,212,172

Chile — 1.7%
Chilean Government Bond, 8.00%, 8/1/10	CLP	1,430,000	$2,745,284

Total Chile (identified cost $2,659,416)			$2,745,284

Croatia — 5.1%
Croatian Treasury Bill, 0.00%, 3/31/11	HRK	9,100	$1,602,561
Croatian Treasury Bill, 0.00%, 3/31/11	EUR	250	319,552
Croatian Treasury Bill, 0.00%, 4/7/11	EUR	300	383,158
Croatian Treasury Bill, 0.00%, 7/7/11	EUR	4,554	5,749,746

Total Croatia (identified cost $7,808,056)			$8,055,017

Czech Republic — 2.3%
Czech Republic Government Bond, 4.10%, 4/11/11	CZK	67,840	$3,639,308

Total Czech Republic (identified cost $3,357,650)			$3,639,308

Denmark — 2.4%
Kingdom of Denmark, 4.00%, 11/15/10	DKK	21,235	$3,749,601

Total Denmark (identified cost $3,622,573)			$3,749,601

Egypt — 2.9%
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	500	$87,669
Egypt Treasury Bill, 0.00%, 8/10/10	EGP	1,575	275,639
Egypt Treasury Bill, 0.00%, 8/24/10	EGP	15,000	2,615,271
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	1,925	335,006
Egypt Treasury Bill, 0.00%, 9/14/10	EGP	225	39,007
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	500	86,351
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	950	163,725
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	950	162,800
Egypt Treasury Bill, 0.00%, 11/2/10	EGP	3,675	628,468
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	225	37,421
Egypt Treasury Bill, 0.00%, 3/22/11	EGP	300	49,285
Egypt Treasury Bill, 0.00%, 6/7/11	EGP	200	32,157
Egypt Treasury Bill, 0.00%, 6/21/11	EGP	150	24,025

Total Egypt (identified cost $4,610,770)			$4,536,824

Georgia — 0.6%
Bank of Georgia Promissory Note, 11.00%, 6/3/11	GEL	1,807	$984,659

Total Georgia (identified cost $1,000,000)			$984,659

	Principal
	Amount
Security	(000s omitted)		Value
Hungary — 2.0%
Hungary Government Bond, 6.75%, 4/22/11	HUF	670,000	$3,094,921

Total Hungary (identified cost $3,000,375)			$3,094,921

Iceland — 0.0%
Iceland Treasury Bill, 0.00%, 10/15/10	ISK	640	$4,476
Iceland Treasury Bill, 0.00%, 11/15/10	ISK	2,800	19,504
Iceland Treasury Note, 13.75%, 12/10/10	ISK	1,900	13,918

Total Iceland (identified cost $36,288)			$37,898

Israel — 4.9%
Israeli Treasury Bill, 0.00%, 11/3/10	ILS	10,375	$2,739,688
Israeli Treasury Bill, 0.00%, 12/1/10	ILS	190	50,087
Israeli Treasury Bill, 0.00%, 1/5/11	ILS	1,288	338,887
Israeli Treasury Bill, 0.00%, 4/6/11	ILS	12,520	3,274,551
Israeli Treasury Bill, 0.00%, 6/1/11	ILS	4,760	1,240,031

Total Israel (identified cost $7,546,471)			$7,643,244

Kazakhstan — 0.4%
Kazakhstan National Bank, 0.00%, 8/27/10	KZT	5,690	$38,495
Kazakhstan National Bank, 0.00%, 10/8/10	KZT	91,000	614,909

Total Kazakhstan (identified cost $654,210)			$653,404

Lebanon — 2.4%
Lebanon Treasury Bill, 0.00%, 8/5/10	LBP	139,550	$92,919
Lebanon Treasury Bill, 0.00%, 8/12/10	LBP	51,810	34,475
Lebanon Treasury Bill, 0.00%, 8/19/10	LBP	394,590	262,385
Lebanon Treasury Bill, 0.00%, 8/26/10	LBP	2,660,400	1,767,810
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	73,000	48,364
Lebanon Treasury Bill, 0.00%, 10/14/10	LBP	375,810	248,122
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	149,400	98,555
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	90,970	59,908
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	71,460	46,979
Lebanon Treasury Bill, 0.00%, 12/9/10	LBP	224,960	147,504
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	70,000	45,858
Lebanon Treasury Bill, 0.00%, 12/23/10	LBP	296,720	194,214
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	111,780	73,099
Lebanon Treasury Bill, 0.00%, 1/6/11	LBP	106,840	69,807
Lebanon Treasury Bill, 0.00%, 1/20/11	LBP	71,200	46,438
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	243,200	155,251
Lebanon Treasury Note, 4.58%, 7/28/11	LBP	550,710	350,304
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	60,970	41,295

Total Lebanon (identified cost $3,782,284)			$3,783,287

Malaysia — 2.1%
Malaysia Government Bond, 3.644%, 8/25/10	MYR	10,500	$3,303,007

Total Malaysia (identified cost $3,163,767)			$3,303,007

	Principal
	Amount
Security	(000s omitted)		Value
Mexico — 3.0%
Mexico Treasury Bill, 0.00%, 8/5/10	MXN	3,623	$286,033
Mexico Treasury Bill, 0.00%, 8/26/10	MXN	55,590	4,376,926

Total Mexico (identified cost $4,555,601)			$4,662,959

Norway — 2.9%
Norway Treasury Bill, 0.00%, 9/15/10	NOK	27,924	$4,583,977

Total Norway (identified cost $4,232,914)			$4,583,977

Serbia — 0.8%
Serbia Treasury Bill, 0.00%, 11/29/11	RSD	125,000	$1,318,860

Total Serbia (identified cost $1,316,962)			$1,318,860

South Korea — 1.8%
Korea Monetary Stabilization Bond, 0.00%, 8/10/10	KRW	3,032,580	$2,562,061
Korea Monetary Stabilization Bond, 0.00%, 9/10/10	KRW	248,740	209,744
Korea Monetary Stabilization Bond, 0.00%, 11/26/10	KRW	111,200	93,261

Total South Korea (identified cost $2,732,481)			$2,865,066

Sri Lanka — 0.7%
Sri Lanka Treasury Bill, 0.00%, 8/6/10	LKR	17,160	$151,898
Sri Lanka Treasury Bill, 0.00%, 10/8/10	LKR	7,580	66,168
Sri Lanka Treasury Bill, 0.00%, 10/29/10	LKR	19,140	166,280
Sri Lanka Treasury Bill, 0.00%, 11/5/10	LKR	20,070	174,120
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	8,460	71,055
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	7,320	61,378
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	5,000	41,575
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	34,640	282,724

Total Sri Lanka (identified cost $1,006,274)			$1,015,198

Sweden — 0.7%
Sweden Treasury Bill, 0.00%, 9/15/10	SEK	7,380	$1,021,720

Total Sweden (identified cost $918,397)			$1,021,720

Switzerland — 4.9%
Switzerland National Bank, 0.00%, 9/20/10	CHF	5,000	$4,798,838
Switzerland National Bank, 0.00%, 9/27/10	CHF	3,000	2,879,217

Total Switzerland (identified cost $7,366,261)			$7,678,055

Thailand — 1.0%
Thailand Treasury Bill, 0.00%, 10/21/10	THB	50,000	$1,543,780

Total Thailand (identified cost $1,540,134)			$1,543,780

	Principal
	Amount
Security	(000s omitted)		Value
Turkey — 2.6%
Turkey Government Bond, 0.00%, 11/3/10	TRY	6,210	$4,047,583

Total Turkey (identified cost $3,860,673)			$4,047,583

Uruguay — 0.8%
Uruguay Treasury Bill, 0.00%, 8/17/10	UYU	19,300	$917,658
Uruguay Treasury Bill, 0.00%, 8/26/10	UYU	8,500	403,342

Total Uruguay (identified cost $1,433,772)			$1,321,000

Zambia — 0.0%
Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	184,000	$36,396

Total Zambia (identified cost $38,216)			$36,396

Total Foreign Government Securities (identified cost $74,999,036)			$77,183,649

Other Securities — 16.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(7)	$26,331	$26,331,443

Total Other Securities (identified cost $26,331,443)		$26,331,443

Total Short-Term Investments (identified cost $101,330,479)		$103,515,092

Total Investments — 98.0% (identified cost $150,270,198)		$154,145,880

Other Assets, Less Liabilities — 2.0%		$3,189,548

Net Assets — 100.0%		$157,335,428

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

AZN	-	Azerbaijani Manat

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DKK	-	Danish Krone

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HRK	-	Croatian Kuna

HUF	-	Hungarian Forint

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

THB	-	Thailand Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMK	-	Zambian Kwacha

(1)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $3,325,553 or 2.1% of the Portfolio’s net assets.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2010.

(5)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(6)		Non-income producing security.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $19,787 and $0, respectively.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and principal investment strategies as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2010 were $7,545,039 or 4.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/4/10	Chilean Peso 21,000,000	United States Dollar 39,886	$(402)
8/6/10	Sri Lankan Rupee 17,160,000	United States Dollar 145,609	(6,457)
8/10/10	South African Rand 5,580,462	United States Dollar 719,827	(44,191)
8/16/10	Euro 9,337,398	United States Dollar 11,746,727	(421,231)
8/17/10	Euro 850,000	United States Dollar 1,069,793	(37,877)
8/25/10	Euro 4,042,597	United States Dollar 4,947,431	(320,624)
8/26/10	Kazak Tenge 5,510,000	United States Dollar 37,657	404
8/30/10	Euro 300,000	United States Dollar 388,931	(2,009)
9/3/10	Euro 6,100,000	United States Dollar 7,525,448	(423,649)
9/3/10	Euro 4,900,000	United States Dollar 6,024,403	(360,937)
9/15/10	Euro 3,438,154	United States Dollar 4,225,148	(255,110)
9/15/10	Euro 766,542	United States Dollar 924,271	(74,610)
9/20/10	Euro 3,668,219	United States Dollar 4,533,431	(246,577)
9/27/10	Swiss Franc 2,999,748	United States Dollar 2,819,975	(61,259)
10/8/10	Sri Lankan Rupee 7,580,000	United States Dollar 64,648	(2,135)
10/29/10	Sri Lankan Rupee 19,140,000	United States Dollar 164,306	(4,154)
11/4/10	Sri Lankan Rupee 20,070,000	United States Dollar 172,201	(4,388)
3/18/11	Sri Lankan Rupee 8,460,000	United States Dollar 69,515	(4,143)
3/25/11	Sri Lankan Rupee 7,320,000	United States Dollar 60,471	(3,227)
3/31/11	Euro 250,000	United States Dollar 337,200	11,741
4/6/11	Israeli Shekel 1,378,000	United States Dollar 370,132	5,827
4/6/11	Israeli Shekel 1,380,000	United States Dollar 370,739	5,906
4/6/11	Israeli Shekel 2,758,000	United States Dollar 741,199	12,062
4/6/11	Israeli Shekel 2,835,000	United States Dollar 728,230	(21,264)
4/6/11	Israeli Shekel 4,169,000	United States Dollar 1,071,447	(30,719)
4/7/11	Euro 300,000	United States Dollar 401,961	11,426
4/29/11	Sri Lankan Rupee 5,000,000	United States Dollar 41,771	(1,621)

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
7/7/11	Euro 4,554,000	United States Dollar 5,732,029	$(193,452)
1/27/12	Euro 2,600,000	United States Dollar 3,205,800	(174,774)

			$(2,647,444)

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/4/10	Chilean Peso 21,000,000	United States Dollar 38,263	$1,525
8/5/10	Australian Dollar 236,740	United States Dollar 207,827	6,327
8/10/10	New Turkish Lira 736,999	United States Dollar 464,310	24,011
8/10/10	Polish Zloty 10,700,000	Euro 2,615,370	70,937
8/10/10	Polish Zloty 2,143,034	Euro 516,182	24,155
8/10/10	South African Rand 5,580,462	United States Dollar 714,781	49,238
8/12/10	Indonesian Rupiah 1,058,000,000	United States Dollar 113,143	5,070
8/12/10	Polish Zloty 1,050,000	Euro 259,413	3,312
8/12/10	South Korean Won 933,000,000	United States Dollar 769,358	19,280
8/16/10	New Turkish Lira 60,397	United States Dollar 39,461	516
8/16/10	Philippine Peso 141,800,000	United States Dollar 3,017,535	93,237
8/18/10	Colombian Peso 273,125,859	United States Dollar 142,453	5,613
8/19/10	Norwegian Krone 1,480,000	Euro 186,287	639
8/19/10	Swedish Krona 1,100,000	Euro 114,722	2,851
8/19/10	Zambian Kwacha 93,650,000	United States Dollar 18,969	296
8/23/10	Zambian Kwacha 93,650,000	United States Dollar 19,093	166
8/24/10	Indian Rupee 153,920,000	United States Dollar 3,271,413	34,612
8/24/10	Indian Rupee 4,500,000	United States Dollar 94,064	2,591
8/24/10	Malaysian Ringgit 744,000	United States Dollar 226,629	7,036
8/25/10	Australian Dollar 5,011,558	United States Dollar 4,076,637	446,314
8/25/10	New Zealand Dollar 3,375,000	United States Dollar 2,236,444	208,454
8/25/10	New Zealand Dollar 1,191,000	United States Dollar 786,159	76,619
8/26/10	Indonesian Rupiah 27,987,000,000	United States Dollar 2,934,878	191,389
8/26/10	Singapore Dollar 4,235,844	United States Dollar 3,000,000	115,134

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/26/10	South Korean Won 148,400,000	United States Dollar 122,827	$2,614
8/26/10	Ukrainian Hryvnia 12,255,000	United States Dollar 1,500,000	48,527
8/27/10	Romanian Leu 5,100,000	Euro 1,197,183	(1,259)
8/30/10	Malaysian Ringgit 370,000	United States Dollar 115,574	598
8/31/10	British Pound Sterling 796,792	United States Dollar 1,242,813	7,308
8/31/10	Ghanaian Cedi 2,205,000	United States Dollar 1,500,000	20,319
8/31/10	Moroccan Dirham 13,515,000	United States Dollar 1,500,000	79,499
9/2/10	Brazilian Real 6,513,831	United States Dollar 3,661,924	15,237
9/2/10	Qatari Riyal 12,290,063	United States Dollar 3,375,649	915
9/2/10	South Korean Won 1,151,400,000	United States Dollar 968,458	4,828
9/3/10	Indonesian Rupiah 2,432,000,000	United States Dollar 259,192	12,433
9/7/10	Swedish Krona 21,620,000	Euro 2,261,670	46,763
9/7/10	Indian Rupee 103,720,000	United States Dollar 2,196,760	26,329
9/7/10	Malaysian Ringgit 180,000	United States Dollar 55,949	547
9/9/10	Mauritian Rupee 50,710,200	United States Dollar 1,516,000	154,086
9/13/10	British Pound Sterling 1,150,123	Euro 1,389,817	(6,706)
9/13/10	Malaysian Ringgit 470,000	United States Dollar 146,504	972
9/14/10	Kazak Tenge 358,182,000	United States Dollar 2,430,000	(9,134)
9/14/10	Ugandan Shilling 3,465,600,000	United States Dollar 1,520,000	27,388
9/20/10	Swiss Franc 271,200	Euro 199,679	270
9/20/10	Indian Rupee 25,170,000	United States Dollar 533,772	4,743
9/20/10	Indonesian Rupiah 3,365,370,000	United States Dollar 369,984	5,084
9/23/10	Colombian Peso 8,630,000,000	United States Dollar 4,555,292	116,331
9/24/10	Peruvian Sol 8,630,000	United States Dollar 3,044,092	19,241
9/28/10	Zambian Kwacha 235,100,000	United States Dollar 44,653	3,548
11/29/10	Zambian Kwacha 6,020,000,000	United States Dollar 1,167,798	52,651
11/29/10	Zambian Kwacha 1,391,200,000	United States Dollar 263,485	18,557
12/29/10	Nigerian Naira 242,190,000	United States Dollar 1,560,000	13,171
2/2/11	Kenyan Shilling 119,970,000	United States Dollar 1,482,942	12,860
6/15/11	Yuan Renminbi 1,100,000	United States Dollar 166,541	(2,517)

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
6/15/11	Yuan Renminbi 2,300,000	United States Dollar 347,958	$(4,999)
1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	(3,410)
6/7/12	Yuan Renminbi 26,100,000	United States Dollar 3,942,598	17,862

			$2,073,978

At July 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $133,853 and a payable of $25,760.

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	4 U.S. 5-Year Treasury Note	Short	$(466,705)	$(479,313)	$(12,608)

					$(12,608)

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	380	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(6,410)
Bank of America	ILS	400	Receive	3-month ILS TELBOR	4.54	1/6/15	(7,904)
Barclays Bank PLC	ILS	178	Receive	3-month ILS TELBOR	5.15	3/5/20	(3,473)
Barclays Bank PLC	ILS	181	Receive	3-month ILS TELBOR	5.16	3/8/20	(3,554)
JPMorgan Chase Bank	BRL	2,569	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	2,418

							$(18,923)

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

Credit Default Swaps — Sell Protection

		Notional	Contract		Current	Net Unrealized
		Amount*	Annual	Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	(Depreciation)
Iceland	JPMorgan Chase Bank	$300	1.75%	3/20/18	2.8374%	$(18,849)
Iceland	JPMorgan Chase Bank	100	2.10	3/20/23	2.4170	(2,436)
Iceland	JPMorgan Chase Bank	100	2.45	3/20/23	2.4170	557

						$(20,728)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount*	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$200	0.44%		12/20/13	$1,147
Austria	Barclays Bank PLC	100	1.42		3/20/14	(2,916)
Brazil	Bank of America	200	1.00	(1)	6/20/20	(706)
Brazil	Bank of America	350	1.00	(1)	6/20/20	(4,558)
Brazil	Barclays Bank PLC	250	1.65		9/20/19	(6,471)
Egypt	Bank of America	100	1.00	(1)	6/20/15	(1,910)
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	(1,251)
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	(974)
Egypt	Deutsche Bank	50	1.00	(1)	6/20/15	(1,013)
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	(1,750)
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	(1,008)
Greece	JPMorgan Chase Bank	4,000	0.13		9/20/17	1,236,609
Kazakhstan	Citigroup Global Markets	100	1.00	(1)	6/20/15	1,203

		Notional		Contract			Net Unrealized
		Amount*		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
Kazakhstan	Deutsche Bank		$100	1.00	(1)%	6/20/15	$1,246
Lebanon	Barclays Bank PLC		100	1.00	(1)	12/20/14	1,014
Lebanon	Citigroup Global Markets		150	3.30		9/20/14	(3,900)
Lebanon	Citigroup Global Markets		200	1.00	(1)	12/20/14	1,824
Lebanon	Citigroup Global Markets		100	1.00	(1)	3/20/15	2,445
Lebanon	Credit Suisse		100	1.00	(1)	3/20/15	1,734
Lebanon	Credit Suisse		100	1.00	(1)	3/20/15	1,696
Lebanon	Deutsche Bank		100	1.00	(1)	3/20/15	2,202
Malaysia	Bank of America		100	0.83		12/20/14	(231)
Malaysia	Barclays Bank PLC		200	2.40		3/20/14	(12,632)
Malaysia	Barclays Bank PLC		200	0.82		12/20/14	(375)
Malaysia	Citigroup Global Markets		200	2.45		3/20/14	(13,001)
Philippines	Barclays Bank PLC		300	1.70		12/20/14	(5,301)
Philippines	Barclays Bank PLC		100	1.85		12/20/14	(2,417)
Philippines	Barclays Bank PLC		200	1.84		12/20/14	(4,747)
Philippines	Barclays Bank PLC		72	1.00	(1)	3/20/15	(815)
Philippines	Citigroup Global Markets		100	1.84		12/20/14	(2,373)
Philippines	JPMorgan Chase Bank		300	1.69		12/20/14	(5,171)
Philippines	JPMorgan Chase Bank		71	1.00	(1)	3/20/15	(804)
Philippines	Deutsche Bank		100	1.00	(1)	3/20/15	(1,365)
Russia	Citigroup Global Markets		100	1.00	(1)	6/20/15	1,314
Russia	Credit Suisse		100	1.00	(1)	3/20/15	1,252
Russia	Credit Suisse		100	1.00	(1)	6/20/15	1,397
Russia	Deutsche Bank		100	1.00	(1)	6/20/15	1,397
South Africa	Bank of America		200	1.00	(1)	12/20/19	(441)
South Africa	Barclays Bank PLC		200	1.00	(1)	12/20/19	(1,800)
South Africa	Citigroup Global Markets		100	1.00	(1)	12/20/19	(1,589)
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	(875)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(1,834)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	(1,675)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	(34)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	114
Spain	Barclays Bank PLC		100	1.00	(1)	3/20/20	4,295
Spain	Citigroup Global Markets		100	1.00	(1)	3/20/20	2,811
Spain	Citigroup Global Markets		200	1.00	(1)	3/20/20	24
Spain	Deutsche Bank		100	1.00	(1)	3/20/20	2,958
Spain	Deutsche Bank		200	1.00	(1)	3/20/20	24
Thailand	Barclays Bank PLC		200	0.97		9/20/19	3,882
Thailand	Citigroup Global Markets		200	0.86		12/20/14	1,052
Thailand	Citigroup Global Markets		100	0.95		9/20/19	2,101
Thailand	JPMorgan Chase Bank		100	0.87		12/20/14	483
Turkey	Barclays Bank PLC		540	2.12		1/20/13	(11,399)
Turkey	Citigroup Global Markets		270	2.93		9/20/19	(26,563)
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	1,011
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	6,251
Banco de Sabadell, S.A.	JPMorgan Chase Bank		70	3.00	(1)	3/20/15	1,624
Erste Group Bank AG	Barclays Bank PLC		70	1.00	(1)	3/20/15	(450)
ING Verzekeringen N.V.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	1,788
Rabobank Nederland N.V.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	238
Raiffeisen Zentralbank	Barclays Bank PLC		70	1.00	(1)	3/20/15	(1,203)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	300	1.00	(1)	6/20/15	5,471

							$1,167,055

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $500,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

	Notional	Expiration		Portfolio	Net Unrealized
Counterparty	Amount	Date	Portfolio Pays	Receives	Appreciation
JPMorgan Chase Bank	$71,595	8/25/10	1-month USD- LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$1,550

					$1,550

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate	Floating	Fixed	Termination	Net Unrealized
Counterparty	(Currency Received)		(Currency Delivered)	Rate	Rate	Date	Depreciation
Bank of America	TRY	500,000	$333,778	3-month USD- LIBOR-BBA	10.03%	11/25/13	$(42,172)
Citigroup Global Markets	TRY	224,285	135,274	3-month USD- LIBOR-BBA	12.10	2/15/12	(31,791)
Citigroup Global Markets	TRY	99,705	61,699	3-month USD- LIBOR-BBA	11.95	2/15/12	(12,381)
Citigroup Global Markets	TRY	318,742	189,727	3-month USD- LIBOR-BBA	12.46	8/14/13	(73,227)
Citigroup Global Markets	TRY	160,285	107,272	3-month USD- LIBOR-BBA	10.05	11/6/13	(13,815)
Credit Suisse	TRY	166,085	95,948	3-month USD- LIBOR-BBA	12.45	2/15/12	(28,700)
JPMorgan Chase Bank	TRY	60,922	40,778	3-month USD- LIBOR-BBA	10.10	11/6/13	(5,318)
JPMorgan Chase Bank	TRY	402,826	271,996	3-month USD- LIBOR-BBA	11.20	5/21/14	(28,140)

							$(235,544)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended July 31, 2010 was as follows:

	Principal Amount
	of Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	1,335,000	$152,300
Options expired	JPY	(1,335,000)	(152,300)

Outstanding, end of period		—	$—

JPY	-	Japanese Yen

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit default swaps	$1,291,164	$(144,837)

		$1,291,164	$(144,837)

Equity	Total return swaps	$1,550	$—

		$1,550	$—

Foreign Exchange	Forward foreign currency exchange contracts	$2,283,222	$(2,748,595)

		$2,283,222	$(2,748,595)

Interest Rate	Cross-currency swaps	$—	$(235,544)
Interest Rate	Futures contracts*	—	(12,608)
Interest Rate	Interest rate swaps	2,418	(21,341)

		$2,418	$(33,949)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$150,431,150

Gross unrealized appreciation	$4,552,045
Gross unrealized depreciation	(837,315)

Net unrealized appreciation	$3,714,730

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$20,670,017	$—	$20,670,017
Collateralized Mortgage Obligations	—	5,414,450	—	5,414,450
Mortgage Pass-Throughs	—	19,722,926	—	19,722,926
Common Stocks	—	97,314 *	—	97,314
Short-Term — Foreign Government Securities	—	77,183,649	—	77,183,649
Short-Term — Other Securities	—	26,331,443	—	26,331,443
Precious Metals	4,726,081	—	—	4,726,081

Total Investments	$4,726,081	$149,419,799	$—	$154,145,880

Forward Foreign Currency Exchange Contracts	$—	$2,283,222	$—	$2,283,222
Swap Contracts	—	1,295,132	—	1,295,132

Total	$4,726,081	$152,998,153	$—	$157,724,234

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,748,595)	$—	$(2,748,595)
Swap Contracts	—	(401,722)	—	(401,722)
Futures Contracts	(12,608)	—	—	(12,608)

Total	$(12,608)	$(3,150,317)	$—	$(3,162,925)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

Precious metals are valued at the New York Composite mean quotation reported by Bloomberg at the valuation time.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
International Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2010